Long-term Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Long-term Investments

3. Long-term Investments

At December 31, 2021 and 2020, the Company held 125,000 common shares at a total cost of $1,000 in a private U.S. company which undertakes research into synthetic genomic processes which may have a beneficial environmental impact within the energy and maritime industries. Management performed a qualitative assessment considering impairment indicators and evaluated that the investment was fully impaired in 2019. The impairment charge of $1,000 is included in “Impairment Charges” in the accompanying 2019 Consolidated Statements of Comprehensive (Loss) Income. No income was received from this investment during 2021, 2020 and 2019.